Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Net sales
Third party net sales	$ 176,472	$ 188,411	$ 550,277	$ 558,752
Related party net sales (Note 12)	12,512	11,642	41,547	39,869
Total net sales	188,984	200,053	591,824	598,621
Cost of sales	178,320	176,021	545,983	524,003
Gross profit	10,664	24,032	45,841	74,618
Operating expenses
Selling, general and administrative	(11,708)	(12,102)	(39,074)	(40,829)
Amortization of acquired intangible assets	(4,274)	(4,078)	(12,365)	(12,246)
Restructuring costs, net (Note 3)	(2,272)	(5,823)	(9,012)	(14,200)
Trademark impairment loss (Note 6)				(38,000)
Operating (loss) income	(7,590)	2,029	(14,610)	(30,657)
Other expense
Interest (expense) income, net (Note 9)	(3,711)	1,487	(10,380)	(25,212)
Loss on early extinguishment of debt (Note 9)	(1,840)		(1,840)
Miscellaneous, net (Note 17)	(943)	(1,937)	(2,874)	(3,744)
(Loss) income from continuing operations before income taxes	(14,084)	1,579	(29,704)	(59,613)
Income tax (expense) benefit	(3,402)	1,026	(15,534)	21,393
(Loss) income from continuing operations	(17,486)	2,605	(45,238)	(38,220)
Income from discontinued operations, net of tax (Note 2)	18,192	36	2,618	2,719
Net income (loss)	706	2,641	(42,620)	(35,501)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(7,105)	(14,285)	(23,485)	(8,121)
Pension and OPEB liability, net of tax of ($2,029), ($19), ($2,521) and ($57)	3,342	31	4,121	93
Total other comprehensive loss	(3,763)	(14,254)	(19,364)	(8,028)
Comprehensive loss	$ (3,057)	$ (11,613)	$ (61,984)	$ (43,529)